Finance Result	12 Months Ended
Dec. 31, 2017
Finance Result
Finance Result

(26)   Finance Result

Details are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015
Finance income	9,678	9,934	5,841
Finance cost from Senior Unsecured Notes	(65,189)	(73,491)	(72,783)
Finance cost from senior debt	(193,183)	(168,332)	(161,624)
Finance cost from sale of receivables (note 13)	(3,973)	(4,885)	(6,512)
Capitalized interest	8,839	13,019	9,795
Other finance costs	(9,838)	(11,140)	(9,211)

Finance costs	(263,344)	(244,829)	(240,335)

Change in fair value of financial derivatives (note 30)	(3,752)	(7,610)	(25,206)
Impairment and gains / (losses) on disposal of financial instruments (note 11)	(18,844)	—	—
Exchange differences	(11,472)	8,916	(12,140)

Finance result	(287,734)	(233,589)	(271,840)

During 2017 the Group has capitalized interest at a rate of between 4.26% and 4.87% based on the financing received (between 4.8% and 5.2% during 2016) (see note 4 (f)).